Share capital (Details)	12 Months Ended
	Jun. 30, 2022 GBP (£) Vote item shares	Jun. 30, 2021 GBP (£) shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 GBP (£) shares
Ordinary shares
Balance at the beginning | £	£ 53,000
Balance at the end | £	£ 53,000	£ 53,000
Number of class of ordinary shares | item	2
Number of class A shares to which one B share is convertible	1
Proportion of votes required for special resolutions	66.67%
Treasury shares | £		£ 21,305,000		£ 21,305,000
Ordinary shares
Number of shares
Balance at the beginning (in shares)	164,677,000	164,622,000
Employee share-based compensation awards - issue of shares (in shares)	68,000	55,000
Balance at the end (in shares)	164,745,000	164,677,000
Ordinary shares
Balance at the beginning | £	£ 53,000	£ 53,000
Employee share-based compensation awards - issue of shares | £	0	0
Balance at the end | £	£ 53,000	£ 53,000
Class A ordinary shares
Number of shares
Balance at the beginning (in shares)	44,969,701
Balance at the end (in shares)	54,537,360	44,969,701
Ordinary shares
Par value per ordinary share (in dollars per share) | $ / shares			$ 0.0005
Number of voting right per share | Vote	1
Number of shares issued on conversion	9,500,000
Number of shares held in treasury				1,682,896
Treasury shares | £				£ 21,305,000
Class B ordinary shares
Number of shares
Balance at the beginning (in shares)	119,707,613
Balance at the end (in shares)	110,207,613	119,707,613
Ordinary shares
Par value per ordinary share (in dollars per share) | $ / shares			$ 0.0005
Number of voting right per share | Vote	10
Percentage of ordinary shares outstanding below which Class B shares will convert to Class A	10.00%
Percentage of voting power of shareholders	67.00%